Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Brookmont Catastrophic Bond ETF
Shareholder Report [Line Items]
Fund Name	Brookmont Catastrophic Bond ETF
Class Name	Brookmont Catastrophic Bond ETF
Trading Symbol	ILS
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brookmont Catastrophic Bond ETF for the period of April 1, 2025 (inception) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at ilsetf.com/ils or by contacting us at (855) 682-2229.
Additional Information Phone Number	(855) 682-2229
Additional Information Website	ilsetf.com/ils
Expenses [Text Block]

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brookmont Catastrophic Bond ETF	$152¹	2.00%²
¹	Costs are for the period of April 1, 2025 to December 31, 2025. Costs for a full annual period would be higher.
²	Annualized.

Expenses Paid, Amount	$ 152	[1]
Expense Ratio, Percent	2.00%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of April 1, 2025 to December 31, 2025. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

How did the Fund perform during the period?

•  The Brookmont Catastrophic Bond ETF (“ILS” or the “Fund”) launched on April 1, 2025 and returned 5.87% for the period ended December 31, 2025.

•    In comparison, the Bloomberg Global-Aggregate Total Return Index returned 5.11% and the Swiss Re Global Cat Bond Index returned 10.17% for the same period.

What key factors affected the Fund's performance?

• In 2025, traditional bond markets rebounded as interest rates declined and the Federal Reserve pivoted from tightening toward anticipated easing, allowing duration and high starting yields to drive positive returns. Inflation remained elevated but stable, credit conditions held firm, and the absence of a recession supported income-oriented fixed-income assets.

• Catastrophe bond returns were driven primarily by elevated coupon income as risk premiums remained attractive following prior-year loss activity. Industry losses, while present, were largely contained within modeled expectations, resulting in limited principal impairment across diversified portfolios. Importantly, performance was driven by contractual insurance risk premiums rather than interest rates or economic conditions, reinforcing the uncorrelated nature of Brookmont’s ILS strategies.

• Throughout 2025, the ILS was positioned defensively and income-focused, emphasizing diversified exposure to global catastrophe risk while prioritizing capital preservation during peak risk periods. The portfolio maintained broad peril and geographic diversification, avoided concentrated single-event risk, and tilted toward bonds offering attractive spread compensation relative to modeled loss, allowing investors to benefit from elevated coupon income. As catastrophe activity remained largely within expectations, this positioning enabled ILS to capture contractual premium accrual while preserving its core objective of delivering uncorrelated, insurance-driven returns independent of interest rates, credit spreads, or macroeconomic conditions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
Total Return Since Inception
Brookmont Catastrophic Bond ETF	5.87%
Bloomberg Global-Aggregate Total Return Index	5.11%
Swiss Re Global Cat Bond Index	10.17%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information visit ilsetf.com/ils.
Net Assets	$ 34,885,164
Holdings Count | Holdings	73
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Net Assets	$34,885,164
Number of Holdings	73
Total Net Advisory Fee	$0
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Portfolio Composition
Largest Holdings [Text Block]
Top Ten Holdings
US Treasury Bill 4/2/2026	5.68%
Integrity RE III 06/06/2027	4.95%
US Treasury Bill 2/26/2026	4.28%
Herbie RE Ltd. 06/07/2027	3.33%
Everglades RE II Ltd. 05/13/2027	3.02%
Winston Re Ltd. 02/21/2028	2.96%
Floodsmart Re Ltd. 03/12/2027	2.29%
Puerto Rico Parametric 06/07/2027	2.28%
Cape Lookout RE Ltd. 03/13/2028	2.28%
Armor RE II Ltd. 01/07/2028	2.27%

[1]	Costs are for the period of April 1, 2025 to December 31, 2025. Costs for a full annual period would be higher.
[2]	Annualized.